Stockholders' Equity - Schedule of Unvested Restricted Shares (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 1.8
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.8
Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Unvested balance	58,333
Shares, Vested	(58,333)
Shares, Unvested balance	0